UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Address of principal executive offices)

Mr. Yuichi Nomoto
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:        February 29, 2020

Date of reporting period:     September 1, 2019 to November 30, 2019

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
November 30, 2019  (Unaudited)

		Fair
	Shares	Value
JAPANESE EQUITY SECURITIES
Banks
Fukuoka Financial Group, Inc.	79,400	$1,512,346
General banking services
The Akita Bank, Ltd.	211,800	4,254,768
General banking services
The Bank of Okinawa, Ltd.	78,200	2,643,219
General banking services
The Keiyo Bank, Ltd.	451,500	2,590,253
General banking services
The Musashino Bank, Ltd.	121,500	2,152,181
General banking services
The Taiko Bank, Ltd.	131,300	2,094,275
General banking services
The Yamanashi Chuo Bank, Ltd.	166,900	1,751,867
General banking services
Total Banks (5.6%)		16,998,909

Chemicals
Adeka Corporation	323,500	4,840,753
Manufactures chemical and food products
C. Uyemura & Co., Ltd.	56,700	3,957,320
Plating chemicals
Fujikura Kasei Co., Ltd.	1,154,300	5,978,971
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	565,600	4,185,228
High-pressured gases and chemicals
Sakata Inx Corporation	627,600	6,805,474
Manufactures printing ink
Sekisui Jushi Corporation	146,000	2,990,289
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	155,300	1,813,122
Manufactures chemical products
Shin-Etsu Polymer Co., Ltd.	115,900	1,013,258
Manufactures electronic devices, precision moldings, and dwelling materials
Soken Chemical & Engineering Co., Ltd.	46,500	605,755
Manufactures chemical products
Tenma Corporation	155,000	2,826,292
Manufactures synthetic resin products
T&K Toka Co., Ltd.	344,900	3,147,628
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	300,500	3,774,608
Manufactures metalworking fluids
Total Chemicals (13.8%)		41,938,698

Construction
Toenec Corporation	151,100	$5,024,474
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	121,500	3,601,768
Operates construction-related businesses
Yondenko Corporation	57,200	1,449,007
Construction of electrical distribution systems
Yurtec Corporation	307,900	1,878,931
Engineering company
Total Construction (3.9%)		11,954,180

Electric Appliances
AOI Electronics Co., Ltd.	11,200	256,301
Manufactures electronic components
Koito Manufacturing Co., Ltd.	38,200	1,968,191
Manufactures lighting equipment
Mabuchi Motor Co., Ltd.	130,000	4,952,268
Manufactures small motors
Maxell Holdings, Ltd.	67,700	909,758
Manufactures media devices, batteries and electrical appliances
Shindengen Electric Manufacturing Co., Ltd.	5,900	196,999
Manufactures semiconductor products, electrical components, and power supplies
Shinko Electric Industries Co., Ltd.	37,300	376,186
Manufactures semiconductor packages
Total Electric Appliances (2.9%)		8,659,703

Financing Business
Hitachi Capital Corporation	195,100	4,840,740
General financial services
Ricoh Leasing Company, Ltd.	152,600	5,318,312
Leasing and financial services
Tokai Tokyo Financial Holdings, Inc.	205,700	631,391
Investment and financial services
Total Financing Business (3.6%)		10,790,443

Food
Nichirei Corporation	164,400	3,819,204
Produces frozen foods and provides cold storage warehousing
Total Food (1.3%)		3,819,204

Information and Communication
NS Solutions Corporation	43,100	1,492,249
System consulting services and software development
OBIC Co., Ltd.	13,300	1,765,395
Computer system integration
Okinawa Cellular Telephone Company	271,400	9,632,202
Telecommunications
Otsuka Corporation	30,600	1,225,789
Computer information system developer
Total Information and Communication (4.7%)		14,115,635

Iron and Steel
Chubu Steel Plate Co., Ltd.	248,300	$1,594,618
Manufactures steel-related products
Mory Industries Inc.	52,300	1,147,623
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,817,300	5,694,367
Manufactures steel-related products
Osaka Steel Co., Ltd.	594,700	7,719,990
Manufactures steel-related products
Sanyo Special Steel Co., Ltd.	24,600	337,319
Steel, special material, and forging businesses
Total Iron and Steel (5.4%)		16,493,917

Machinery
Hisaka Works, Ltd.	122,100	1,096,463
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	47,700	1,594,866
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	136,400	1,861,614
Manufactures mechanical seals
Nitto Kohki Co., Ltd.	204,000	4,090,623
Manufactures machine tools and motor pumps
Oiles Corporation	313,880	4,825,835
Manufactures bearing equipment
Shibuya Corporation	14,600	414,132
Packing plant business
Star Micronics Co., Ltd.	18,300	258,455
Manufactures machinery, electronic components, and precision parts
Toshiba Machine Co., Ltd.	51,900	1,322,806
Manufactures industrial machinery and equipment
Yamashin-Filter Corporation	74,100	596,374
Manufactures filters
Total Machinery (5.2%)		16,061,168

Metal Products
Dainichi Co., Ltd.	215,100	1,359,788
Manufactures oil heating equipment
Maruzen Co., Ltd.	2,900	52,958
Manufactures and sells machinery
Neturen Co., Ltd.	573,400	4,599,143
Manufactures steel bars and induction heating equipment
Piolax, Inc.	173,100	3,429,899
Manufactures automobile-related products
Rinnai Corporation	75,200	5,770,612
Manufactures heating appliances and components
Shinpo Co., Ltd.	2,400	38,807
Manufactures smokeless roasters
Total Metal Products (4.9%)		15,251,207

Other Products
Fuji Seal International, Inc.	12,400	$278,098
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	27,100	592,925
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	191,900	3,241,430
Manufactures rubber automobile parts
Pigeon Corporation	9,800	455,689
Manufactures baby care products
The Pack Corporation	125,500	4,402,503
Manufactures paper and chemical products
Total Other Products (3.0%)		8,970,645

Precision Instruments
Nakanishi Inc.	123,600	2,451,337
Manufactures dental instruments
Total Precision Instruments (0.8%)		2,451,337

Real Estate
Daibiru Corporation	133,500	1,420,797
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	394,100	3,600,238
Designs and constructs housing
Starts Corporation Inc.	58,200	1,410,007
Construction, leasing and management of real estate
Total Real Estate (2.1%)		6,431,042

Retail Trade
ABC-Mart, Inc.	26,900	1,791,449
Retail sales of shoes
AIN Holdings Inc.	1,200	74,544
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	295,800	9,890,175
Operates barbecue restaurant chains
Cosmos Pharmaceutical Corporation	7,900	1,593,496
Operates drug store chains
Create SD Holdings Co., Ltd.	82,900	2,002,353
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	171,000	5,037,912
Operates supermarkets
Hiday Hidaka Corp.	118,426	2,354,131
Operates restaurant chains
Izumi Co., Ltd.	93,100	3,589,111
Operates shopping centers, real estate, and credit card services
Japan Meat Co., Ltd.	157,600	3,040,709
Supermarket business and operation of eating-out stores
JINS Holdings Inc.	9,800	596,245
Retail sales of eyewear and fashion accessories
Kusuri No Aoki Holdings Co., Ltd.	2,400	182,634
Operates drug stores
NAFCO Co., Ltd.	50,500	700,767
Operates a chain of home and furniture retail outlets
Pan Pacific International Holdings Corporation	80,000	1,296,487
Operates discount stores
San-A Co., Ltd.	117,200	5,364,016
Retail sales of home goods
Seria Co., Ltd.	194,300	5,113,765
Discount retail sales
Sundrug Co., Ltd.	25,300	887,517
Operates pharmacies and drug store chains
Yossix Co., Ltd.	51,900	1,354,099
Operates restaurant chains
Total Retail Trade (14.8%)		44,869,410

Services
EPS Holdings, Inc.	98,600	$1,272,752
Performs contract medical research services
H.I.S. Co., Ltd.	82,300	2,293,107
Travel business
Kanamoto Co., Ltd.	20,000	570,045
Construction related business
Nihon M&A Center Inc.	46,300	1,541,712
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	433,800	3,075,219
Provides maintenance and management of building facilities
Nishio Rent All Co., Ltd.	56,500	1,563,925
Leasing of construction and facility work equipment
Sprix, Ltd.	76,900	875,325
Educational service business
Step Co., Ltd.	156,700	2,234,584
Operates preparatory schools
Tear Corporation	91,200	495,720
Funeral business
Total Services (4.6%)		13,922,389

Textiles and Apparel
Seiren Co., Ltd.	340,000	4,749,098
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (1.6%)		4,749,098

Transportation and Warehousing
Alps Logistics Co., Ltd.	284,400	2,127,836
General logistics services
Japan Transcity Corporation	312,400	1,566,780
General logistics services
Meiko Trans Co., Ltd.	346,700	3,784,831
Marine logistics services
Trancom Co., Ltd.	47,900	3,321,253
General logistics services
Total Transportation and Warehousing (3.6%)		10,800,700

Transportation Equipment
Hi-Lex Corporation	414,800	7,044,381
Manufactures control cables
Morita Holdings Corporation	62,500	1,000,320
Operates five business transportation segments
Nichirin Co., Ltd.	26,200	465,767
Manufactures hoses for automobiles
Nippon Seiki Co., Ltd.	6,200	103,650
Manufactures transportation equipment parts
Tokai Rika Co., Ltd.	27,300	532,208
Manufactures automobile parts
Total Transportation Equipment (3.0%)		9,146,326

Utilities
Keiyo Gas Co., Ltd.	52,000	$1,434,614
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	354,377	6,439,098
Produces thermal energy products
Total Utilities (2.6%)		7,873,712

Wholesale Trade
Ai Holdings Corporation	34,400	628,826
Information and security equipment
Elematec Corporation	20,200	194,868
Electric materials, components, and mechanical parts
Kanaden Corporation	241,100	2,898,530
Factory automation business
Kohsoku Corporation	340,500	3,723,368
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	238,100	3,399,720
Precious metals, electronic materials, and food
Paltac Corporation	25,200	1,247,741
Cosmetics and daily necessities
Ryoden Corporation	836,100	12,556,967
Purchases electronic and electrical devices
SIIX Corporation	636,500	8,785,927
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	80,000	1,461,654
Machine tools and measuring instruments
Total Wholesale Trade (11.5%)		34,897,601

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES (98.9%)		$300,195,324

FOREIGN CURRENCY
Japanese Yen
Interest bearing account		$1,230,064
TOTAL FOREIGN CURRENCY (0.4%)		1,230,064

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES AND FOREIGN CURRENCY (99.3%)		$301,425,388

OTHER ASSETS LESS LIABILITIES, NET (0.7%)		2,048,756

NET ASSETS (100%)		$303,474,144

Equity securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2019.

Japanese yen  ¥ 109.465  =  U.S. dollar $1.00

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Federal Income Tax

As of November 30, 2019, for federal income tax purposes, subject to change, the aggregate cost of securities was $309,191,045 and net unrealized depreciation was $8,995,721, comprised of gross unrealized appreciation of $14,613,084 and gross unrealized depreciation of $23,608,805. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc.'s (the "Fund") investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements

In accordance with United States generally accepted accounting principles (“U.S. GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At November 30, 2019, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended November 30, 2019, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)	Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yuichi Nomoto
        Yuichi Nomoto
        President, Principal Executive Officer

Date:  1/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yuichi Nomoto
        Yuichi Nomoto
        President, Principal Executive Officer

Date:  1/23/2020

By:   /s/ Amy J. Robles
        Amy J. Robles
        Treasurer, Principal Financial Officer

Date:  1/23/2020